UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2020

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 5.37% and the NAV increased 5.41%, while the S&P 500® Index, a broad market index, decreased 3.08% over the same period. The Fund’s Index increased 5.70%. Meanwhile, outstanding shares ended the period at 1,000,000.

For the current fiscal period, the largest positive contributor to return was Cerence, Inc., adding 1.65% to the return of the Fund, gaining 80.47% with an average weighting of 1.89%. The second largest contributor to return was Nvidia Corporation, adding 0.89% to the return of the Fund, gaining 61.63% with an average weighting of 1.65%. The third largest contributor to return was Alteryx, Inc., adding 0.68% to the return of the Fund, gaining 64.17% with an average weighting of 1.38%.

For the current fiscal period, the largest negative contributor to return was Raytheon Company, detracting 0.63% from the return of the Fund, declining 46.55% with an average weighting of 0.56%. The security contributing second-most negatively was Western Digital Corporation, detracting 0.48% from the return of the Fund, and declining 29.00% with an average weighting of 1.31%. The third largest negative contributor to return was Renesas Electronics Corporation, detracting 0.42% from the return of the Fund, and declining 25.98% with an average weight of 1.03%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 4.67% and the NAV increased 4.68%, while the S&P 500®, a broad market index, decreased 3.08% over the same period. The Fund’s Index increased 4.81%. Meanwhile, outstanding shares ended the period at 13,250,000.

For the current fiscal period, the largest positive contributor to return was Marvell Technology Group, Ltd., adding 1.01% to the return of the Fund, gaining 32.35% with an average weighting of 2.92%. The second largest contributor to return was Nokia Corporation, adding 0.89% to the return of the Fund, gaining 18.60% with an average weighting of 5.09%. The third largest contributor to return was Akamai Technologies, Inc., adding 0.75% to the return of the Fund, gaining 23.98% with an average weighting of 3.39%.

For the current fiscal period, the largest negative contributor to return was Intelsat Corporation, detracting 0.77% from the return of the Fund, declining 97.46% with an average weighting of 0.26%. The security contributing second-most negatively was AT&T, Inc., detracting 0.75% from the return of the Fund, and declining 20.25% with an average weighting of 2.64%. The third largest negative contributor to return was NXP Semiconductors N.V., detracting 0.72% from the return of the Fund, and declining 9.72% with an average weight of 4.63%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance ETFs

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Investing involves risk. Principal loss is possible. As ETFs, the Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Funds are not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Funds are considered to be non-diversified, so they may invest more of their assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing and 5G technologies are only in the exploration stages, and the possible returns are uncertain and may not be realized in the near future.

Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the Funds’ underlying assets and cash at the end of the trading day.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in the Index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Past performance is no guarantee of future results.

The Defiance ETFs are distributed by Foreside Fund Services, LLC

Defiance ETFs

Portfolio Allocations

As of June 30, 2020 (Unaudited)

Defiance Quantum ETF

Country/Investment Type	Percentage of Net Assets
United States	63.3%
Investments Purchased with Proceeds from Securities Lending	10.8
Japan	8.9
Taiwan	5.3
Netherlands	4.8
Germany	3.6
Republic of Korea	3.5
United Kingdom	1.5
France	1.3
Ireland	1.3
Finland	1.3
Switzerland	1.2
China	1.2
Israel	1.2
Canada	1.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(10.7)
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector/Investment Type	Percentage of Net Assets
Information Technology (a)	72.7%
Communication Services	14.9
Real Estate	10.4
Investments Purchased with Proceeds from Securities Lending	8.6
Consumer Discretionary	1.1
Industrials	0.6
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(8.5)
Rights	0.0(b)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Defiance Quantum ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.5%
	Communication Services — 3.7%
268	Alphabet, Inc. - Class A (a)	$380,037
142,420	Koninklijke KPN NV	377,505
16,400	Nippon Telegraph & Telephone Corporation	382,390
		1,139,932
	Consumer Discretionary — 1.2%
1,730	Alibaba Group Holding, Ltd. - ADR (a)	373,161

	Industrials — 10.7%
4,621	Airbus SE (a)	329,675
2,421	Honeywell International, Inc.	350,052
934	Lockheed Martin Corporation	340,835
22,776	Maxar Technologies, Inc.	407,359
28,500	Mitsubishi Electric Corporation	369,706
1,123	Northrop Grumman Corporation	345,255
5,591	Raytheon Technologies Corporation	344,518
3,178	Siemens AG	373,929
13,300	Toshiba Corporation	423,465
		3,284,794
	Information Technology — 82.6% (b)
1,857	Accenture plc - Class A (c)	398,735
7,171	Advanced Micro Devices, Inc. (a)	377,266
2,780	Alteryx, Inc. - Class A (a)(c)	456,698
3,082	Analog Devices, Inc.	377,976
1,170	Apple, Inc.	426,816
6,491	Applied Materials, Inc.	392,381
1,071	ASML Holding NV	393,227
52,000	Asustek Computer, Inc.	380,688
4,760	Atos SE (a)	405,778
72,021	BlackBerry, Ltd. (a)	350,058
8,772	Brooks Automation, Inc.	388,073
4,134	Cadence Design Systems, Inc. (a)(c)	396,699
9,614	Cerence, Inc. (a)	392,636
10,470	CEVA, Inc. (a)	391,787
5,445	Cirrus Logic, Inc. (a)	336,392
34,944	Cloudera, Inc. (a)	444,488

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Information Technology — 82.6% (b) (Continued)
6,711	Cognex Corporation	$400,781
8,040	FLIR Systems, Inc.	326,183
3,500	Fujitsu, Ltd.	409,417
48,000	Global Unichip Corporation	410,785
22,940	HP, Inc.	399,844
5,992	Intel Corporation	358,501
2,927	International Business Machines Corporation	353,494
720,131	IQE plc (a)	454,242
14,709	Jenoptik AG	344,287
2,025	KLA Corporation (c)	393,822
4,237	Koh Young Technology, Inc.	352,247
1,292	Lam Research Corporation	417,910
13,944	Lattice Semiconductor Corporation (a)	395,870
10,516	Marvell Technology Group, Ltd.	368,691
6,230	Maxim Integrated Products, Inc. (c)	377,600
23,000	MediaTek, Inc.	451,355
3,531	Microchip Technology, Inc. (c)	371,850
7,367	Micron Technology, Inc. (a)	379,548
2,064	Microsoft Corporation	420,045
3,011	MicroStrategy, Inc. - Class A (a)	356,171
3,336	MKS Instruments, Inc.	377,769
9,112	National Instruments Corporation	352,726
8,400	NEC Corporation	402,540
88,310	Nokia Corporation - ADR (c)	388,564
16,877	Nuance Communications, Inc. (a)(c)	427,072
1,076	NVIDIA Corporation	408,783
3,444	NXP Semiconductors NV	392,754
19,896	ON Semiconductor Corporation (a)(c)	394,339
10,972	Onto Innovation, Inc. (a)	373,487
7,139	Oracle Corporation (c)	394,573
4,385	QUALCOMM, Inc.	399,956
68,200	Renesas Electronics Corporation (a)	348,317
334	Samsung Electronics Company, Ltd. - GDR	368,402
2,781	SAP SE	388,312

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.5% (Continued)
	Information Technology — 82.6% (b) (Continued)
6,981	Seagate Technology plc	$337,950
5,245	SK Hynix, Inc.	371,077
2,080	Splunk, Inc. (a)	413,296
13,671	STMicroelectronics NV - ADR (c)	374,722
5,586	Synaptics, Inc. (a)(c)	335,830
2,068	Synopsys, Inc. (a)(c)	403,260
6,952	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	394,665
10,467	Talend SA - ADR (a)	362,786
17,359	Teradata Corporation (a)	361,067
5,156	Teradyne, Inc. (c)	435,734
2,934	Texas Instruments, Inc.	372,530
18,393	Tower Semiconductor, Ltd. (a)	351,122
16,332	Ultra Clean Holdings, Inc. (a)	369,593
2,547	VMware, Inc. - Class A (a)(c)	394,428
8,207	Western Digital Corporation (a)	362,339
3,943	Xilinx, Inc.	387,952
		25,498,286
	Materials — 1.3%
20,200	JSR Corporation	389,452

	TOTAL COMMON STOCKS (Cost $27,879,235)	30,685,625

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.4%
134,467	First American Government Obligations Fund, Class X, 0.09% (d)	$134,467
	TOTAL SHORT-TERM INVESTMENTS (Cost $134,167)	134,467

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 10.8%
	Private Funds — 10.8%
3,341,483	Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (d)(e)	3,341,483
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,341,483)	3,341,483
	TOTAL INVESTMENTS — 110.7% (Cost $31,355,185)	34,161,575
	Liabilities in Excess of Other Assets — (10.7)%	(3,316,426)
	NET ASSETS — 100.0%	$30,845,149

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	All or part of this security is on loan as of June 30, 2020. The total value of securities on loan is $3,319,330.
(d)	Rate shown is the annualized seven-day yield as of June 30, 2020.
(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.7%
	Communication Services — 14.9%
338,188	AT&T, Inc.	$10,223,423
225,196	CenturyLink, Inc.	2,258,716
16,532	Charter Communications, Inc. - Class A (a)	8,431,981
144,395	China Mobile, Ltd. - ADR	4,857,448
28,710	GCI Liberty, Inc. - Class A (a)	2,041,855
190,775	KT Corporation - ADR	1,858,149
277,458	Orange SA - ADR	3,301,750
103,539	SK Telecom Company, Ltd. - ADR	2,000,373
25,830	T-Mobile US, Inc. (a)	2,690,195
187,948	Verizon Communications, Inc.	10,361,573
352,187	Vodafone Group plc - ADR	5,613,861
		53,639,324
	Consumer Discretionary — 1.1%
1,451	Amazon.com, Inc. (a)	4,003,048

	Industrials — 0.6%
113,159	Maxar Technologies, Inc.	2,032,335

	Information Technology — 72.7% (b)
267,291	A10 Networks, Inc. (a)	1,820,252
28,016	Acacia Communications, Inc. (a)	1,882,395
161,757	ADTRAN, Inc.	1,768,004
93,043	Akamai Technologies, Inc. (a)(c)	9,963,975
169,023	Allot, Ltd. (a)	1,769,671
105,014	Amdocs, Ltd.	6,393,252
146,455	Analog Devices, Inc.	17,961,241
11,112	Apple, Inc.	4,053,658
13,959	Arista Networks, Inc. (a)	2,931,809
11,597	Broadcom, Inc.	3,660,129
132,598	Calix, Inc. (a)	1,975,710
51,763	CEVA, Inc. (a)	1,936,972
72,820	Ciena Corporation (a)	3,943,931
76,495	Cisco Systems, Inc.	3,567,727
208,115	CommScope Holding Company, Inc. (a)	1,733,598
111,200	Comtech Telecommunications Corporation	1,878,168

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 72.7% (b) (Continued)
105,766	Corning, Inc. (c)	$2,739,339
38,793	CSG Systems International, Inc.	1,605,642
84,581	CTS Corporation	1,695,003
69,583	Dell Technologies, Inc. - Class C (a)(c)	3,822,890
443,838	Extreme Networks, Inc. (a)	1,926,257
41,533	F5 Networks, Inc. (a)	5,793,023
33,564	GDS Holdings, Ltd. - ADR(a)	2,673,708
342,048	Hewlett Packard Enterprise Company	3,328,127
39,220	II-VI, Inc. (a)(c)	1,851,968
374,203	Infinera Corporation (a)	2,215,282
190,218	Inseego Corporation (a)(c)	2,206,529
56,921	Intel Corporation	3,405,583
35,859	InterDigital, Inc.	2,030,695
12,300	IPG Photonics Corporation (a)	1,972,797
115,748	Juniper Networks, Inc.	2,645,999
105,041	Keysight Technologies, Inc. (a)	10,586,032
78,213	Lattice Semiconductor Corporation (a)	2,220,467
387,074	Limelight Networks, Inc. (a)	2,848,865
26,174	Lumentum Holdings, Inc. (a)	2,131,349
58,325	MACOM Technology Solutions Holdings, Inc. (a)	2,003,464
248,952	Marvell Technology Group, Ltd.	8,728,257
151,760	Maxim Integrated Products, Inc.	9,198,174
59,271	National Instruments Corporation	2,294,380
200,819	NeoPhotonics Corporation (a)(c)	1,783,273
68,928	NetScout Systems, Inc. (a)	1,761,800
2,618,564	Nokia Corporation - ADR (c)	11,521,682
10,218	NVIDIA Corporation (c)	3,881,920
163,611	NXP Semiconductors NV	18,658,198
61,793	Qorvo, Inc. (a)	6,829,980
208,321	QUALCOMM, Inc.	19,000,958
77,018	Radware, Ltd. (a)	1,816,855
408,638	Ribbon Communications, Inc. (a)	1,605,947
188,103	Sierra Wireless, Inc. (a)(c)	1,689,165
75,667	Skyworks Solutions, Inc.	9,674,783
1,735,520	Telefonaktiebolaget LM Ericsson - ADR	16,140,336

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.7% (Continued)
	Information Technology — 72.7% (b) (Continued)
11,223	Ubiquiti, Inc.	$1,959,087
188,219	Viavi Solutions, Inc. (a)	2,397,910
22,232	VMware, Inc. - Class A (a)(c)	3,442,848
136,478	Xilinx, Inc. (c)	13,428,071
		262,757,135
	Real Estate — 10.4%
41,405	American Tower Corporation	10,704,849
16,724	CoreSite Realty Corporation	2,024,607
39,897	Crown Castle International Corporation (c)	6,676,763
28,269	CyrusOne, Inc. (c)	2,056,569
21,378	Digital Realty Trust, Inc. (c)	3,038,028
8,549	Equinix, Inc. (c)	6,003,963
30,712	QTS Realty Trust, Inc. - Class A (c)	1,968,332
10,470	SBA Communications Corporation	3,119,222
213,188	Uniti Group, Inc.	1,993,308
		37,585,642
	TOTAL COMMON STOCKS (Cost $340,756,752)	360,017,484

	RIGHTS — 0.0% (d)
	Communication Services — 0.0% (d)
24,905	T-Mobile US, Inc. (a)(c)	4,183
	TOTAL RIGHTS (Cost $2,607)	4,183

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
June 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.2%
662,878	First American Government Obligations Fund, Class X, 0.09% (e)	$662,878
	TOTAL SHORT-TERM INVESTMENTS (Cost $662,878)	662,878

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 8.6%
31,271,597	Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (e)(f)	31,271,597
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,271,597)	31,271,597
	TOTAL INVESTMENTS — 108.5% (Cost $372,693,834)	391,956,142
	Liabilities in Excess of Other Assets — (8.5)%	(30,753,054)
	NET ASSETS — 100.0%	$361,203,088

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(c)	All or part of this security is on loan as of June 30, 2020. The total value of securities on loan is $31,007,214.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the annualized seven-day yield as of June 30, 2020.
(f)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF
ASSETS
Investments in securities, at value * +	$34,161,575	$391,956,142
Receivable for capital shares sold	—	10,878,800
Dividends and interest receivable	30,376	490,743
Dividend tax reclaim receivable	4,294	11,646
Securities lending income receivable	352	24,420
Total assets	34,196,597	403,361,751

LIABILITIES
Collateral received for securities loaned (Note 4)	3,341,483	31,271,597
Payable for securities purchased	—	10,806,785
Management fees payable	9,965	80,281
Total liabilities	3,351,448	42,158,663

NET ASSETS	$30,845,149	$361,203,088

Net Assets Consist of:
Paid-in capital	$27,378,537	$349,372,876
Total distributable earnings (accumulated deficit)	3,466,612	11,830,212
Net assets	$30,845,149	$361,203,088

Net Asset Value:
Net assets	$30,845,149	$361,203,088
Shares outstanding ^	1,000,000	13,250,000
Net asset value, offering and redemption price per share	$30.85	$27.26

* Identified cost:
Investments in securities	$31,355,185	$372,693,834

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $3,319,330 and $31,007,214.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Six-Months Ended June 30, 2020 (Unaudited)

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF
INCOME
Dividends *	$174,474	$2,223,498
Interest	168	2,449
Securities lending income, net (Note 4)	352	24,420
Total investment income	174,994	2,250,367

EXPENSES
Management fees	52,150	373,176
Total expenses	52,150	373,176
Net investment income (loss)	122,844	1,877,191

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments in securities	796,960	(2,371,494)
Foreign currency transactions	(7,442)	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities	624,306	16,073,684
Translation of assets and liabilities in foreign currencies	681	—
Net realized and unrealized gain (loss) on investments	1,414,505	13,702,190
Net increase (decrease) in net assets resulting from operations	$1,537,349	$15,579,381

*	Net of foreign withholding taxes of $15,099 and $50,618, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
OPERATIONS
Net investment income (loss)	$122,844	$64,267
Net realized gain (loss) from investments and foreign currency	789,518	(17,398)
Change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	624,987	2,628,587
Net increase (decrease) in net assets resulting from operations	1,537,349	2,675,456

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(101,160)	(63,308)
Total distributions to shareholders	(101,160)	(63,308)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	10,380,540	14,949,515
Payments for shares redeemed	(1,532,045)	—
Transaction fees (Note 7)	2,460	2,849
Net increase (decrease) in net assets derived from capital share transactions (a)	8,850,955	14,952,364
Net increase (decrease) in net assets	$10,287,144	$17,564,512

NET ASSETS
Beginning of period/year	$20,558,005	$2,993,493
End of period/year	$30,845,149	$20,558,005

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	350,000	550,000
Redemptions	(50,000)	—
Net increase (decrease)	300,000	550,000

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statements of Changes in Net Assets

	Six-Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019 (1)
OPERATIONS
Net investment income (loss)	$1,877,191	$925,694
Net realized gain (loss) from investments	(2,371,494)	2,713,408
Change in unrealized appreciation (depreciation) on investments	16,073,684	3,188,624
Net increase (decrease) in net assets resulting from operations	15,579,381	6,827,726

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,796,300)	(938,468)
Total distributions to shareholders	(1,796,300)	(938,468)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	191,243,420	183,149,160
Payments for shares redeemed	(6,284,155)	(26,577,860)
Transaction fees (Note 7)	184	—
Net increase (decrease) in net assets derived from capital share transactions (a)	184,959,449	156,571,300
Net increase (decrease) in net assets	$198,742,530	$162,460,558

NET ASSETS
Beginning of period	$162,460,558	$—
End of period	$361,203,088	$162,460,558

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	7,300,000	7,250,000
Redemptions	(250,000)	(1,050,000)
Net increase (decrease)	7,050,000	6,200,000

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Period Ended December 31, 2018 (1)
Net asset value, beginning of period/year	$29.37		$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.13		0.22		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.45		9.36		(5.05)
Total from investment operations	1.58		9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.10)		(0.18)		(0.03)
Tax return of capital to shareholders	—		—		(0.01)
Total distributions	(0.10)		(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00	(3)	0.01		0.00	(3)

Net asset value, end of period/year	$30.85		$29.37		$19.96

Total return	5.41	%(4)	48.20%		-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$30,845		$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(5)	0.40	%(6)	0.65	%(5)
Net investment income (loss) to average net assets	0.94	%(5)	0.87%		0.70	%(5)
Portfolio turnover rate (7)	11	%(4)	45%		22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period/year.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%. See Note 3 in Notes to Financial Statements.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period

	Six-Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019 (1)
Net asset value, beginning of period	$26.20		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.19		0.25
Net realized and unrealized gain (loss) on investments	1.02		1.15
Total from investment operations	1.21		1.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.15)		(0.20)
Total distributions	(0.15)		(0.20)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 7)	0.00	(3)	—

Net asset value, end of period	$27.26		$26.20

Total return	4.68	%(4)	5.64	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$361,203		$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(5)	0.30	%(5)
Net investment income (loss) to average net assets	1.50	%(5)	1.22	%(5)
Portfolio turnover rate (6)	16	%(4)	54	%(4)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Defiance Quantum ETF and Defiance Next Gen Connectivity ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of Defiance Next Gen Connectivity ETF is to track the total return, before fees and expenses, of the BlueStar 5G Communications IndexTM. Defiance Quantum ETF commenced operations on September 4, 2018 and Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019.

The end of the reporting period for the Funds is June 30, 2020, and the period covered by these Notes to Financial Statements is the six-month period from January 1, 2020 through June 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$30,685,625	$—	$—	$30,685,625
Short-Term Investments	134,467	—	—	134,467
Investments Purchased with Proceeds from Securities Lending	—	3,341,483	—	3,341,483
Total Investments in Securities, at value	$30,820,092	$3,341,483	$—	$34,161,575

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$360,017,484	$—	$—	$360,017,484
Rights	4,183	—	—	4,183
Short-Term Investments	662,878	—	—	662,878
Investments Purchased with Proceeds from Securities Lending	—	31,271,597	—	31,271,597
Total Investments in Securities, at value	$360,684,545	$31,271,597	$—	$391,956,142

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to foreign currency reclassifications,

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

dividend reclassifications, and differing book and tax treatments for in-kind transactions. During the fiscal period ended December 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Defiance Quantum ETF	$(903)	$903
Defiance Next Gen Connectivity ETF	(7,842,127)	7,842,127

During the fiscal period ended December 31, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$—
Defiance Next Gen Connectivity ETF	7,854,901

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. Defiance Quantum ETF pays the Adviser 0.40% at an annual rate based on the Fund’s average daily net assets. Prior to January 14, 2019, Defiance Quantum ETF paid the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets. Defiance Next Gen Connectivity ETF pays the Adviser 0.30% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33⅓ percent of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Funds and the Securities Lending Agent.

As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received*
Defiance Quantum ETF	$3,319,330	$3,341,483
Defiance Next Gen Connectivity ETF	31,007,214	31,271,597

*

The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period were as follows:

Fund	Fees and Interest Earned
Defiance Quantum ETF	$352
Defiance Next Gen Connectivity ETF	24,420

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$4,973,395	$2,930,795
Defiance Next Gen Connectivity ETF	45,891,843	40,983,148

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
Defiance Quantum ETF	$8,237,379	$1,545,744
Defiance Next Gen Connectivity ETF	185,839,380	6,212,587

During the current fiscal period, the Funds paid brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser as follows:

Defiance Quantum ETF	$444
Defiance Next Gen Connectivity ETF	3,047

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF
Tax cost of investments	$18,708,691	$162,042,604
Gross tax unrealized appreciation	$2,265,054	$10,433,813
Gross tax unrealized depreciation	(256,893)	(10,099,702)
Net tax unrealized appreciation (depreciation)	2,008,161	334,111
Undistributed ordinary income	22,262	—
Undistributed long-term gain	—	—
Accumulated gain (loss)	22,262	—
Other accumulated gain (loss)	—	(2,286,980)
Distributable earnings (accumulated deficit)	$2,030,423	$(1,952,869)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

For the fiscal year ended December 31, 2019, the Funds had no post-October capital losses and no late-year ordinary losses.

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

As of December 31, 2019, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$—	$—
Defiance Next Gen Connectivity ETF	2,286,980	—

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2019, were as follows:

Ordinary Income
Defiance Quantum ETF	$63,308
Defiance Next Gen Connectivity ETF	938,468

The tax character of distributions paid by the Defiance Quantum ETF during the fiscal period ended December 31, 2018 was $6,237 of ordinary income.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Defiance ETFs

Notes to Financial Statements
June 30, 2020 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Covid-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

Expense Examples

For the Six-Months Ended June 30, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as shown in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance ETFs

Expense Examples
For the Six-Months Ended June 30, 2020 (Unaudited) (Continued)

Defiance Quantum ETF

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,054.10	$2.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.87	$2.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,046.80	$1.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.37	$1.51

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 182/366, to reflect the one-half year period.

Defiance ETFs

Approval of Sub-Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21-22, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Sub-Advisory Agreement (the “Agreement”) among Defiance ETFs, LLC (“Defiance” or the “Adviser”), Penserra Capital Management, LLC (“Penserra” or the “Sub-Adviser”), and the Trust, on behalf of the Defiance Next Gen Connectivity ETF and Defiance Quantum ETF (each, a “Fund” or collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost of the services provided and the profits realized by the Sub-Adviser from services rendered to the Funds; (iv) the extent to which the sub-advisory fee for each Fund reflects economies of scale shared with the applicable Fund shareholders; and (v) other factors the Board deemed to be relevant.

The Board also considered that the Sub-Adviser, along with other service providers of the Funds, presented written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Sub-Adviser provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and operations. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that Penserra would continue to provide investment management services to the Funds. The Board noted the responsibilities that Penserra has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

Defiance ETFs

Approval of SUB-ADVISORY Agreement and Board Considerations

(Unaudited) (Continued)

In considering the nature, extent, and quality of the services provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. Penserra’s registration form (“Form ADV”) was provided to the Board, as was the response of Penserra to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds. The Board further considered the oral information provided by the Sub-Adviser with respect to the impact of the COVID-19 pandemic on the Sub-Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance for various time periods in the Materials and primarily considered each Fund’s performance for periods ended March 31, 2020. Because each Fund is designed to track the performance of an index that is not affiliated with Penserra, the Board considered the extent to which each Fund tracked its index before fees and expenses.

Defiance Next Gen Connectivity ETF: The Board noted that the Fund’s performance was generally in line with that of its underlying index before fees and expenses for the one-year and since inception periods. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Defiance Quantum ETF: The Board noted that the Fund’s performance was generally in line with that of its underlying index before fees and expenses for the one-year and since inception periods. The Board further noted that the Fund had less than two years of operating history, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by Defiance to Penserra for its services to each Fund. The Board considered that the fees paid to Penserra are paid by Defiance and noted that the fee reflected an arm’s-length negotiation between Defiance and Penserra. The Board also took into account analyses of Penserra’s profitability with respect to each Fund.

The Board expressed the view that Penserra might realize economies of scale in managing the Funds as assets grow in size and noted that the fee schedule includes breakpoints as assets grow in size. The Board further noted that because each Fund pays Defiance a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to Defiance, rather than to the applicable Fund shareholders.

Defiance ETFs

Approval of SUB-ADVISORY Agreement and Board Considerations

(Unaudited) (Continued)

Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with the applicable Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Defiance ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the period ended December 31, 2019, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2019 was as follows:

Defiance Quantum ETF	57.57%
Defiance Next Gen Connectivity ETF	77.58%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	4.41%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser

Defiance ETFs, LLC
311 West 43rd Street, 12th Floor
New York, New York 10036

Sub-Adviser

Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider

BlueStar Global Investors, LLC
d/b/a Bluestar Indexes
1350 Avenue of the Americas, 4th Floor
New York, New York 10019

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Defiance Quantum ETF

Symbol – QTUM
CUSIP – 26922A420

Defiance Next Gen Connectivity ETF

Symbol – FIVG
CUSIP – 26922A289

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/03/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/03/2020

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/03/2020

*	Print the name and title of each signing officer under his or her signature.